Sweeny Fractionator Acquisition (Narrative) (Details) - USD ($) $ in Millions							1 Months Ended		12 Months Ended			36 Months Ended
		Mar. 01, 2016	Dec. 01, 2015	Mar. 02, 2015	Dec. 01, 2014	Mar. 01, 2014	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Statement [Line Items]
Units issued associated with acquisitions									2,345,339	4,704,221
General partner interest, percent			2.00%	2.00%	2.00%	2.00%		2.00%
Number of general partner units owned by Phillips 66								1,531,518	1,683,425	1,531,518		1,683,425
Sweeny Frac LLC's most significant assets available to settle its obligations	[1]							$ 1,010.6	$ 1,625.2	$ 1,010.6		$ 1,625.2
Phillips 66 Sweeny Frac LLC [Member]
Statement [Line Items]
Remaining noncontrolling ownership interest, percentage									75.00%			75.00%
Phillips 66 Sweeny Frac LLC [Member] | Net Income (Loss) Attributable To Predecessors [Member]
Statement [Line Items]
Losses attributable to noncontrolling interests									$ 14.3	2.3	$ 5.7
Phillips 66 Sweeny Frac LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Statement [Line Items]
Sweeny Frac LLC's most significant assets available to settle its obligations									1,132.8			$ 1,132.8
Ownership percentage												25.00%
Phillips 66 Sweeny Frac LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Net investment Predecessors [Member]
Statement [Line Items]
Noncontrolling interests								$ 322.4	$ 800.2	$ 322.4		$ 800.2
Subsequent Event [Member]
Statement [Line Items]
General partner interest, percent		2.00%					2.00%
Subsequent Event [Member] | Phillips 66 [Member]
Statement [Line Items]
Number of general partner units owned by Phillips 66							1,691,850
Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Statement [Line Items]
Limited partner ownership interest, percent							69.50%
Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Statement [Line Items]
Number of units owned by Phillips 66							58,761,865
Subsequent Event [Member] | Sweeny Fractionator Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Statement [Line Items]
Units issued associated with acquisitions		8,425
Subsequent Event [Member] | Sweeny Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Statement [Line Items]
Controlling interest acquired, percentage		25.00%
Total consideration		$ 236.0
Assumption of a note payable to a subsidiary of Phillips 66		212.0
Transaction costs		0.9
Net book value of interest acquired		283.0
Subsequent Event [Member] | Sweeny Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Partner And General Partner [Member]
Statement [Line Items]
Aggregate fair value of units issued for assets acquired		$ 24.0
Subsequent Event [Member] | Sweeny Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Statement [Line Items]
Units issued associated with acquisitions		412,823

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.